Variable Interest Entities	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

Note 4 — Variable Interest Entities

The Company is involved in the formation of various entities considered to be Variable Interest Entities (“VIEs”). The Company evaluates the consolidation of these entities as required pursuant to ASC Topic 810 relating to the consolidation of VIEs. These VIEs are primarily partnerships formed to supply consumer goods to through various distribution and retail channels.

The Company’s determination of whether it is the primary beneficiary of VIE is based in part on an assessment of whether or not the Company and its related parties are exposed to the majority of the risks and rewards of the entity. Typically, the Company is entitled to substantially all or portion of the economics of these VIEs. The Company is the primary beneficiary of the VIE entities.

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at September 30, 2020:

	September 30, 2020	December 31, 2019
	(Unaudited)

Assets
Current assets:
Cash and cash equivalents	$114,875	$6,234
Accounts receivable, net	906,020	21,697
Inventory	249,896	51,090
Prepaid expenses and other current assets	1,072,378	379,561
Total current assets	2,343,169	458,582
Property and equipment, net	19,671	32,661
Total assets	$2,362,840	$491,243

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$198,704	$337,648
Accrued expenses and other current liabilities	80,631	-
Deferred revenues	857,500	-
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,153,800	-
Notes payable, current	150,000	-
Due to related party	315,666	315,666
Total current liabilities	2,756,301	12,973,319

The following table presents the operations of entities that are VIEs and consolidated by the Company at September 30, 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
Revenues, net	$184,715	$80,120	$1,459,192	$285,542
Cost of revenues	69,191	49,590	1,064,114	124,659
Gross profit	115,524	30,530	395,078	160,883

Operating expenses:
Selling, general and administrative	91,114	100,961	294,676	192,699
Operating income	24,410	(70,431)	100,402	(31,816)

Other (expense) income:
Interest expense	(73,840)	-	(130,796)	-
Total other (expense) income	(73,840)	-	(130,796)	-
Loss before income taxes	(49,430)	(70,431)	(30,394)	(31,816)
Income tax expense	-	-	-	-
Net (loss) income	$(49,430)	$(70,431)	$(30,394)	$(31,816)

At September 30, 2020 and December 31, 2019, there were no unconsolidated VIEs for which the Company holds a variable interest.

On May 20, 2020 (the “Effective Date”), Vinco Ventures, Inc. (the “Company”) entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”). The Company issued 250,000 shares of its restricted common stock, $0.001 par value per share (the “Common Stock”) to PPE, and 50,000 shares of Common Stock to Graphene, in consideration for the Purchase Units. Global Clean Solutions, LLC is a VIE. The fair value of the shares of $699,000 was treated as a distribution to the noncontrolling interest members.

Pursuant to the terms of the Share Exchange Agreement, the Sellers may earn additional shares of Common Stock upon Global realizing the following revenue targets: (i) In the event that Global’s total orders equal or exceed $1,000,000, Graphene shall receive 200,000 shares of Common Stock; (ii) In the event that Global’s total orders equal or exceed $10,000,000, PPE shall receive 100,000 shares of restricted Common Stock; and (iii) In the event that Global’s total orders equal or exceed $25,000,000, Graphene shall receive 125,000 shares of restricted Common Stock. Additionally, the Company shall be entitled to appoint two managers to the Board of Managers of Global. The fair value of the shares is expensed over the estimated vesting period and is adjusted based on the number of shares that vest.

Amended Limited Liability Company Agreement

On the Effective Date, the Company entered into an Amended Limited Liability Company Agreement of Global (the “Amended LLC Agreement”). The Amended LLC Agreement amends the original Limited Liability Company Agreement of Global, dated May 13, 2020. The Amended LLC defines the operating rules of Global and the ownership percentage of each member: Vinco Ventures, Inc. 50%, PPE 25% and Graphene 25%.

Secured Line of Credit Agreement

On the Effective Date, the Company (as “Guarantor”) entered into a Secured Line of Credit Agreement (the “Credit Agreement”) with Global and PPE. Under the terms of the Credit Agreement, PPE is to make available to Global a revolving credit loan in a principal aggregate amount at any one time not to exceed $2,500,000. Upon each drawdown of funds against the credit line, Global shall issue a Promissory Note (the “Note”) to PPE. The Note shall accrue interest at 3% per annum and have a maturity date of six (6) months. In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).

Security Agreement

On the Effective Date, the Company (as “Guarantor”) entered into a Security Agreement (the “Security Agreement”) with Global (as “Borrower”) and PPE as the secured party, whereby the Company placed 1,800,000 shares of Common Stock (the “Reserve Shares”) in reserve with its transfer agent in the event of default under the Credit Agreement. In the event of a default that is not cured by the defined cure period, the PPE may liquidate the Reserve Shares until the Global’s principal, interest and associated expenses are recovered. The number of Reserve Shares may be increased through the issuance of True-Up shares in the event the original number of Reserve Shares is insufficient.